Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair Values of Derivatives, Convertible Notes at beginning	$ 1,692	$ 1,203	$ 1,203
Fair Values of Derivatives, Convertible Notes Change in fair value	(925)	(200)
Fair Values of Derivatives, Convertible Notes Additions	2,894	689
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end	3,661	1,692	3,661	$ 1,203
Fair Values of Warrants (assumed from subsidiary) at beginning	39	24	24
Fair Values of Warrants (assumed from subsidiary) Change in fair value	(18)	15
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end	21	39	21	24
FaceBank Group, Inc Pre-Merger [Member]
Fair Values of Derivatives, Convertible Notes at beginning	1,692	1,203	1,203	1,018
Fair Values of Derivatives, Convertible Notes Change in fair value		(200)		(678)
Fair Values of Derivatives, Convertible Notes Additions		689		863
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end		1,692		1,203
Fair Values of Warrants (assumed from subsidiary) at beginning	39	24	24	4,528
Fair Values of Warrants (assumed from subsidiary) Change in fair value		15		(4,504)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end		39		24
Profits interest at beginning		1,971	1,971
Profits interest Change in fair value				198
Profits interest Additions				1,773
Profits interest Redemptions
Profits interest at end				1,971
Embedded Put Option, at beginning	$ 389	376	$ 376
Embedded Put Option, Change in fair value		(97)		(137)
Embedded Put Option, Additions		172		589
Embedded Put Option, Redemptions		(62)		(76)
Embedded Put Option, at end		$ 389		$ 376